Loan (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Loanstext Block [Abstract]
Schedule of loan
	December 31, 2020	December 31, 2019
Loan guaranteed by Swiss government (COVID-19)	50,000	—
Convertible Loan Agreement	473,920	—
Total	523,920	—

Schedule of convertible loan agreement
	December 31, 2020	December 31, 2019
Gross proceeds at disbursement date	1,500,000	—
Embedded derivative, separated	(230,974)	—

Transaction costs allocated to host	(22,495)	—
Carrying amount at initial recognition	1,246,531	—

Converted principal amount	(895,455)	—
Accrued interest at 8%	31,920	—
Amortization transaction costs and derivative	90,923	—

Total	473,920	—